Shareholders' equity - Schedule of Transactions Affecting Issued and Outstanding Share Capital (Details) $ in Millions	12 Months Ended
	Mar. 29, 2026 CAD ($) shares	Mar. 30, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	96,834,467	96,532,514	104,188,988
Purchase of subordinate voting shares (in shares) | shares			(7,855,007)
Total share purchases (in shares) | shares			(7,855,007)
Exercise of stock options (in shares) | shares	56,881	115,296	64,058
Settlement of RSUs (in shares) | shares	251,094	186,657	134,475
Total share issuances (in shares) | shares	307,975	301,953	198,533
Number of shares outstanding, ending balance (in shares) | shares	97,142,442	96,834,467	96,532,514
$
Shareholders’ equity, beginning balance	$ 556.6	$ 423.5	$ 477.5
Shareholders’ equity, ending balance	627.8	556.6	423.5
Share capital
$
Shareholders’ equity, beginning balance	109.6	104.9	118.7
Purchase of subordinate voting shares			(17.8)
Total share purchases			(17.8)
Exercise of stock options	0.5	0.6	0.2
Settlement of RSUs	4.0	4.1	3.8
Total share issuances	4.5	4.7	4.0
Shareholders’ equity, ending balance	$ 114.1	$ 109.6	$ 104.9
Multiple voting shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	51,004,076	51,004,076	51,004,076
Purchase of subordinate voting shares (in shares) | shares			0
Total share purchases (in shares) | shares			0
Exercise of stock options (in shares) | shares	0	0	0
Settlement of RSUs (in shares) | shares	0	0	0
Total share issuances (in shares) | shares	0	0	0
Number of shares outstanding, ending balance (in shares) | shares	51,004,076	51,004,076	51,004,076
Multiple voting shares | Share capital
$
Shareholders’ equity, beginning balance	$ 1.4	$ 1.4	$ 1.4
Purchase of subordinate voting shares			0.0
Total share purchases			0.0
Exercise of stock options	0.0	0.0	0.0
Settlement of RSUs	0.0	0.0	0.0
Total share issuances	0.0	0.0	0.0
Shareholders’ equity, ending balance	$ 1.4	$ 1.4	$ 1.4
Subordinate voting shares
Number
Number of shares outstanding, beginning balance (in shares) | shares	45,830,391	45,528,438	53,184,912
Purchase of subordinate voting shares (in shares) | shares			(7,855,007)
Total share purchases (in shares) | shares			(7,855,007)
Exercise of stock options (in shares) | shares	56,881	115,296	64,058
Settlement of RSUs (in shares) | shares	251,094	186,657	134,475
Total share issuances (in shares) | shares	307,975	301,953	198,533
Number of shares outstanding, ending balance (in shares) | shares	46,138,366	45,830,391	45,528,438
Subordinate voting shares | Share capital
$
Shareholders’ equity, beginning balance	$ 108.2	$ 103.5	$ 117.3
Purchase of subordinate voting shares			(17.8)
Total share purchases			(17.8)
Exercise of stock options	0.5	0.6	0.2
Settlement of RSUs	4.0	4.1	3.8
Total share issuances	4.5	4.7	4.0
Shareholders’ equity, ending balance	$ 112.7	$ 108.2	$ 103.5